Commitments and contingent liabilities (Details Narrative) $ in Thousands	12 Months Ended
Mar. 31, 2021 USD ($)
Commitments Details Narrative
Payment for contractor agreement to construct factory	$ 936
Balance due on contractor agreement	1,015
Consideration	$ 1,951